Statutory Reserves	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Statutory Reserves [Abstract]
Statutory Reserves [Text Block]
NOTE 15 – STATUTORY RESERVES

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve, statutory public welfare fund and discretionary surplus reserve, based on after-tax net income determined in accordance with PRC Corporation Law. Appropriation to the statutory surplus reserve should be at least 10% of the after tax net income determined in accordance with the PRC Company Law until the reserve is equal to 50% of the entities’ registered capital or members’ equity. In accordance with the PRC laws and regulations, the Company is restricted in their ability to transfer a portion of its net assets to the Company’s owner in the form of dividends. The balance of statutory reserve represents the accumulated balance of the restricted net assets maintained by the Company. The accumulated balance of the statutory reserve of the Company as of March 31, 2012 and December 31, 2011 was $434,089 and $342,957, respectively.

For the three months ended March 31, 2012, statutory reserve activity is as follows:

	Hengchang Agriculture	Hengjiu	Total
Balance – December 31, 2011	$342,957	$-	$342,957
Addition to statutory reserves	91,132	-	91,132
Balance –March 31, 2012	$434,089	$-	$434,089

NOTE 16 – STATUTORY RESERVES

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve, statutory public welfare fund and discretionary surplus reserve, based on after-tax net income determined in accordance with PRC Corporation Law. Appropriation to the statutory surplus reserve should be at least 10% of the after tax net income determined in accordance with the PRC Company Law until the reserve is equal to 50% of the entities’ registered capital or members’ equity. Hengchang Agriculture and Hengjiu did not make any such appropriation for the years ended December 31, 2011 and 2010 since the reserve balance of Hengchang Agriculture as of December 31, 2009 reached 50% of its registered capital and Hengjiue did not have any retained earnings at December 31, 2011. The accumulated balance of the statutory reserve of the Company as of December 31, 2011 and 2010 was $342,957 and $342,957, respectively.

In accordance with the PRC laws and regulations, the Company is restricted in their ability to transfer a portion of its net assets to the Company’s owner in the form of dividends. This portion $342,957 and $342,957 as of December 31, 2011 and 2010, respectively, represents the accumulated balance of statutory reserve maintained by the Company.